SHAREHOLDERS' EQUITY (Details)																		4 Months Ended	6 Months Ended			12 Months Ended
	Jul. 06, 2026	Jun. 19, 2026 $ / shares shares	Mar. 25, 2026 USD ($) $ / shares shares	Mar. 12, 2026 USD ($) shares	Mar. 09, 2026 USD ($) shares	Feb. 25, 2026 shares	Feb. 24, 2026 item $ / shares shares	Jan. 06, 2026 item shares	Nov. 07, 2025 USD ($) $ / shares shares	Nov. 03, 2025 shares	Jul. 28, 2025 shares	May 14, 2025 USD ($) director shares	Apr. 29, 2025 shares	Jan. 06, 2025 employee item $ / shares shares	Jan. 03, 2025 $ / shares shares	Dec. 16, 2024 $ / shares shares	Sep. 20, 2023 $ / shares shares	Feb. 25, 2026 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) individual $ / shares shares	Mar. 31, 2026 USD ($) item $ / shares shares	Sep. 30, 2025 USD ($) individual $ / shares shares	Jun. 15, 2026 $ / shares	Aug. 01, 2025 $ / shares	Jul. 26, 2022 USD ($) Vote $ / shares shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | $																			$ 50,000	$ 50,000	$ 50,000				$ 50,000
Ordinary shares, par value (in dollars per share) | $ / shares																			$ 1	$ 1	$ 1
Ordinary shares, shares issued (in shares)																			10,000	10,000	10,000
Ordinary shares, shares outstanding (in shares)																			10,000	10,000	10,000
Ordinary shares, shares authorized (in shares)																			800,000,000	800,000,000	800,000,000	800,000,000			200,000,000
Cash proceeds (in shares)																	15,200
Price per share | $ / shares																	$ 125
Shares issued for compensation | $																			$ 6,984
Gross proceeds from private placement | $			$ 6,000,000						$ 2,400,000										3,200,000
Shares issued for partially conversion of convertible note (in shares)				2,277	14,117
Shares issued for partially conversion of convertible note | $				$ 25,000	$ 155,000														180,000
Subscription receivable | $																			5,200,000	$ 5,200,000	$ 5,200,000
Amount of net assets of the operating subsidiaries not available for distribution | $																			$ 2,957,630	$ 2,957,630	$ 2,957,630	$ 2,957,630
Subsequent Events
SHAREHOLDERS' EQUITY
Reverse stock split, conversion ratio	0.02	0.02
Private placement
SHAREHOLDERS' EQUITY
Cash proceeds (in shares)			540,540						30,000
Price per share | $ / shares			$ 11.1						$ 80
IPO
SHAREHOLDERS' EQUITY
Cash proceeds (in shares)																36,000
Price per share | $ / shares																$ 250
Employees
SHAREHOLDERS' EQUITY
Number of employees | employee														2
Service providers
SHAREHOLDERS' EQUITY
Number of employees							4	3						3						4	3	2
Independent director
SHAREHOLDERS' EQUITY
Number of employees | director												3
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares																			$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125		$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)																			1,158,858	1,158,858	1,158,858	316,600
Ordinary shares, shares outstanding (in shares)																			1,158,858	1,158,858	1,158,858	316,600
Ordinary shares, shares authorized (in shares)																			760,000,000	760,000,000	760,000,000	760,000,000			190,000,000
Number of voting rights per share | Vote																									1
Convertible share | $ / shares																									$ 1
Common Class A | Subsequent Events
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0125																					$ 0.0125
Ordinary shares, shares authorized (in shares)		760,000,000
Common Class A | Over-Allotment Option
SHAREHOLDERS' EQUITY
Cash proceeds (in shares)															5,400
Price per share | $ / shares															$ 250
Common Class A | Employees
SHAREHOLDERS' EQUITY
Number of shares granted														11,000
Fair value per share granted | $ / shares														$ 270
Common Class A | Service providers
SHAREHOLDERS' EQUITY
Number of shares granted							202,000	20,660						20,660
Fair value per share granted | $ / shares														$ 270
Number of employees | item							4
Shares issued for compensation (in shares)											4,660		16,000
Common Class A | Service providers | Minimum
SHAREHOLDERS' EQUITY
Fair value per share granted | $ / shares							$ 13.5
Common Class A | Service providers | Maximum
SHAREHOLDERS' EQUITY
Fair value per share granted | $ / shares							$ 15
Common Class A | Independent director
SHAREHOLDERS' EQUITY
Number of company shares granted						83				100		30
Shares issued for compensation (in shares)												91
Shares issued for compensation | $												$ 93,555						$ 6,984
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares																			$ 0.0125	$ 0.0125	$ 0.0125	$ 0.0125			$ 0.00025
Ordinary shares, shares issued (in shares)																			40,000	40,000	40,000	40,000
Ordinary shares, shares outstanding (in shares)																			40,000	40,000	40,000	40,000
Ordinary shares, shares authorized (in shares)																			40,000,000	40,000,000	40,000,000	40,000,000			10,000,000
Number of voting rights per share | Vote																									15
Common Class B | Subsequent Events
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0125
Ordinary shares, shares authorized (in shares)		40,000,000